Long-Term Debt - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Current portion of long-term debt	$ 223	$ 297
Non-current:
Non-current portion of long-term debt	2,288	1,716
Total	$ 2,511	$ 2,013	$ 2,338